Form 13F
Form 13F Cover Page

Report for the Calendar Year or Quarter
Ended:  December 30, 2011
Check here if Amendment [ ]; Amendment
Number:
This Amendment (Check only one):
[ ] is a restatement.
[ ] adds new holdings entries.

Institutional Investment Manager Filing this
Report:

Name: Corbyn Investment Management, Inc.
Address: Suite 108 2330 W. Joppa Rd.
Lutherville, MD 21093
13F File Number: 28-4242

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:
Name: Karla K. Moore
Title: Corporate Secretary, CCO
Phone: 410-832-5500
Signature, Place and Date of Signing:
Karla K. Moore Lutherville, MD 1/10/12



Report Type (Check only one):
[X] 13F Holdings Report.

[ ] 13F Notice.

[ ] 13F Combination Report.

List of Other Managers Reporting for this Manager:

I am signing this report as required by the Securities Exchange
Act of 1934.


Form 13F Summary Page

Report Summary:

Number of Other Included Managers:
0
Form 13F Information Table Entry Total:
63
Form 13F Information Table Value Total:
$627,637
List of Other Included Managers:
NONE



                                                                                                              Voting Authority
                                                                                                              ----------------
                                                           Value      Shares/    Sh/ Put/ Invstmt    Other
        Name of Issuer          Title of class    CUSIP   (x$1000)    Prn Amt    Prn Call Dscretn   Managers      Sole  Shared
------------------------------ ---------------- --------- -------- ------------- --- ---- ------- ------------ -----    ------

American National Bankshares I COM              027745108     1864         95622 SH       Defined                 95622
Assurant, Inc. (AIZ)           COM              04621x108    26217        638494 SH       Defined                638494
BCSB Bancorp. (BCSB)           COM              055367106     1489        138524 SH       Defined                138524
Bioscrip Inc. (BIOS)           COM              09069n108     2089        382600 SH       Defined                382600
CA, Inc.  (CA)                 COM              12673p105    26027       1287504 SH       Defined               1287504
Cardinal Financial Corp. (CFNL COM              14149f109     5258        489565 SH       Defined                489565
Chevron Corporation (CVX)      COM              166764100      235          2205 SH       Defined                  2205
Chicopee Bancorp Inc.  (CBNK)  COM              168565109      922         65389 SH       Defined                 65389
Cisco Systems Inc. (CSCO)      COM              17275r102    30281       1674834 SH       Defined               1674834
ConocoPhillips (COP)           COM              20825c104      807         11079 SH       Defined                 11079
EMCOR Group Inc. (EME)         COM              29084q100    16368        610510 SH       Defined                610510
EOG Resources Inc. (EOG)       COM              26875p101    10191        103456 SH       Defined                103456
ESSA Bancorp Inc. (ESSA)       COM              29667d104     2922        279112 SH       Defined                279112
Emerson Electric (EMR)         COM              291011104     1608         34523 SH       Defined                 34523
Energen Corporation (EGN)      COM              29265n108    11902        238047 SH       Defined                238047
FTI Consulting (FCN)           COM              302941109    36045        849720 SH       Defined                849720
First Connecticut Bancorp  (FB COM              319850103      619         47542 SH       Defined                 47542
GSI Group Inc. (GSIG)          COM              36191c205     4677        457171 SH       Defined                457171
Global Indemnity Plc  (GBLI)   COM              g39319101    13478        679657 SH       Defined                679657
Hanesbrands Inc. (HBI)         COM              410345102     3608        165034 SH       Defined                165034
Harmonic Inc. (HLIT)           COM              413160102    22214       4407552 SH       Defined               4407552
Heritage Financial Group Inc.  COM              42726x102      627         53165 SH       Defined                 53165
Lumos Networks Corp (LMOS)     COM              550283105    10077        656916 SH       Defined                656916
MasTec, Inc. (MTZ)             COM              576323109    11235        646808 SH       Defined                646808
Michael Baker Corp. (BKR)      COM              057149106    17514        893116 SH       Defined                893116
Middleburg Financial Corp. (MB COM              596094102      611         42897 SH       Defined                 42897
NCI, Inc. (NCIT)               COM              62886k104      238         20449 SH       Defined                 20449
NGP Capital Resources (NGPC)   COM              62912R107     2303        320277 SH       Defined                320277
NTELOS Holdings Corp.  (NTLS)  COM              67020q305     5703        279820 SH       Defined                279820
ON Semiconductor Corp. (ONNN)  COM              682189105    16134       2089910 SH       Defined               2089910
OceanFirst Financial (OCFC)    COM              675234108      920         70394 SH       Defined                 70394
OmniAmerican Bancorp Inc.  (OA COM              68216r107     2175        138510 SH       Defined                138510
PPL Corporation (PPL)          COM              69351t106    19101        649238 SH       Defined                649238
PartnerRe Ltd. (PRE)           COM              G6852T105    38728        603152 SH       Defined                603152
Pentair Inc. (PNR)             COM              709631105      666         20000 SH       Defined                 20000
Prestige Brands Holdings (PBH) COM              74112d101    13431       1191765 SH       Defined               1191765
Public Storage, Inc. (PSA)     COM              74460d109      226          1683 SH       Defined                  1683
Republic Services (RSG)        COM              760759100    24490        888914 SH       Defined                888914
Rosetta Resources, Inc. (ROSE) COM              777779307    19255        442637 SH       Defined                442637
Rudolph Technologies (RTEC)    COM              781270103      316         34093 SH       Defined                 34093
Rush Enterprises Inc. Cl A (RU COM              781846209     8931        426905 SH       Defined                426905
Rush Enterprises Inc. Cl B (RU COM              781846308     5029        295798 SH       Defined                295798
Shore Bancshares Inc. (SHBI)   COM              825107105      500         97021 SH       Defined                 97021
Solutia Inc.  (SOA)            COM              834376501     5345        309290 SH       Defined                309290
Southern National Bancorp of V COM              843395104     4359        714543 SH       Defined                714543
Suncor Energy Inc. (SU)        COM              867224107    10050        348580 SH       Defined                348580
TNS, Inc.  (TNS)               COM              872960109     3749        211583 SH       Defined                211583
Tekelec (TKLC)                 COM              879101103     1834        167825 SH       Defined                167825
W. R. Berkley Corp. (WRB)      COM              084423102     8974        260945 SH       Defined                260945
Westfield Financial Inc. (WFD) COM              96008p104     1083        147178 SH       Defined                147178
j2 Global, Inc.  (JCOM)        COM              48123v102    26302        934693 SH       Defined                934693
Advanced Micro Devices         CONV             007903AN7     8021       7942000 PRN      Defined               7942000
Alcatel-Lucent USA Inc.        CONV             549463AH0    36923      42078000 PRN      Defined              42078000
Digital River Inc. 144A        CONV             25388BAC8     4868       5946000 PRN      Defined               5946000
Electronic Data Systems        CONV             285661AF1      247        247000 PRN      Defined                247000
Euronet Worldwide Inc.         CONV             298736AF6    16757      16926000 PRN      Defined              16926000
GMX Resources Inc.             CONV             38011MAB4     2637       4120000 PRN      Defined               4120000
GMX Resources Inc.             CONV             38011MAJ7      180        375000 PRN      Defined                375000
Greenbrier Cos Inc.            CONV             393657AD3     5599       5780000 PRN      Defined               5780000
Hologic Inc.                   CONV             436440AA9    26969      28277000 PRN      Defined              28277000
Live Nation Inc.               CONV             538034AB5    17685      20011000 PRN      Defined              20011000
Rambus Inc.                    CONV             750917AC0    13702      14000000 PRN      Defined              14000000
School Specialty Inc.          CONV             807863AM7    15323      21282000 PRN      Defined              21282000